Cover	Aug. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2023
Entity File Number	000-55824
Entity Registrant Name	CRANK MEDIA INC
Entity Central Index Key	0001700357
Entity Tax Identification Number	33-1227600
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	701 West Georgia Street, Suite 1500
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C6
City Area Code	604
Local Phone Number	558-2515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false